ETFMG Travel Tech ETF
Schedule of Investments
December 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.4%
Australia - 12.0%
Hotels, Restaurants & Leisure - 12.0% (d)
Corporate Travel Management, Ltd. (a)	651,056	$10,425,574
SiteMinder, Ltd. (a)	2,244,418	11,038,550
Webjet, Ltd. (a)	2,653,890	9,982,402
Total Hotels, Restaurants & Leisure		31,446,526

Brazil - 1.9%
Hotels, Restaurants & Leisure - 1.9% (d)
CVC Brasil Operadora e Agencia de Viagens SA (a)	2,010,313	4,843,519

Cayman Islands - 9.1%
Hotels, Restaurants & Leisure - 6.6% (d)
Tongcheng Travel Holdings, Ltd. (a)	4,646,260	8,604,240
Trip.com Group, Ltd. - ADR (a)	348,152	8,571,502
Total Hotels, Restaurants & Leisure		17,175,742
Road & Rail - 2.5%
DiDi Global, Inc. - ADR (a)(b)	1,284,145	6,395,042
Total Cayman Islands		23,570,784

China - 3.9%
IT Services - 3.9%
TravelSky Technology, Ltd.	6,004,400	10,102,882

Japan - 6.2%
Hotels, Restaurants & Leisure - 5.2% (d)
Adventure, Inc. (b)	60,834	3,791,878
Airtrip Corp.	197,787	5,278,676
Open Door, Inc. (a)	280,632	4,496,260
Total Hotels, Restaurants & Leisure		13,566,814
Internet & Direct Marketing Retail - 1.0%
Temairazu, Inc.	58,172	2,589,243
Total Japan		16,156,057

Luxembourg - 4.5%
Hotels, Restaurants & Leisure - 4.5% (d)
eDreams ODIGEO SA - ADR (a)	1,062,578	11,734,510

Mauritius - 4.1%
Hotels, Restaurants & Leisure - 4.1% (d)
MakeMyTrip, Ltd. (a)	388,231	10,757,881

Netherlands - 4.4%
Hotels, Restaurants & Leisure - 1.7% (d)
Lastminute.com NV (a)	104,406	4,457,192
Interactive Media & Services - 2.7%
Trivago NV - ADR (a)	3,210,026	6,997,857
Total Netherlands		11,455,049

Republic of Korea - 6.5%
Hotels, Restaurants & Leisure - 6.5% (d)
Hana Tour Service, Inc. (a)	124,810	7,832,451
Lotte Tour Development Co., Ltd. (a)	620,285	9,157,520
Total Hotels, Restaurants & Leisure		16,989,971

Spain - 4.0%
IT Services - 4.0%
Amadeus IT Group SA (a)	154,563	10,494,834

United Kingdom - 7.7%
Hotels, Restaurants & Leisure - 6.1% (d)
On the Beach Group PLC (a)(f)	1,482,229	5,717,857
Trainline PLC (a)(f)	2,711,391	10,239,281
Total Hotels, Restaurants & Leisure		15,957,138
Software - 1.6%
Accesso Technology Group PLC (a)	369,713	4,093,466
Total United Kingdom		20,050,604

United States - 32.7%
Airlines - 2.1%
Blade Air Mobility, Inc. - Class A (a)(b)	622,090	5,493,055
Hotels, Restaurants & Leisure - 13.9% (d)
Airbnb, Inc. - Class A (a)(b)	66,441	11,061,762
Booking Holdings, Inc. (a)	5,188	12,447,205
Expedia Group, Inc. (a)	69,868	12,626,544
Total Hotels, Restaurants & Leisure		36,135,511
Interactive Media & Services - 4.1%
TripAdvisor, Inc. (a)	390,348	10,640,886
IT Services - 3.9%
Sabre Corp. (a)(b)	1,195,265	10,267,326
Road & Rail - 8.7%
Lyft, Inc. - Class A (a)(b)	243,410	10,400,909
Uber Technologies, Inc. (a)	295,604	12,394,676
Total Road & Rail		22,795,585
Total United States		85,332,363

Virgin Islands (UK) - 2.4%
Hotels, Restaurants & Leisure - 2.4% (d)
Despegar.com Corp. (a)	628,109	6,149,187
TOTAL COMMON STOCKS (Cost $307,133,666)		259,084,167

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 9.5%
ETFMG Sit Ultra Short ETF (e)	25,000	1,238,223
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	23,378,369	23,378,369
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $24,621,832)		24,616,592

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 0.03% (c)	1,376,761	1,376,761
TOTAL SHORT-TERM INVESTMENTS (Cost $1,376,761)		1,376,761

Total Investments (Cost $333,132,259) - 109.4%		285,077,520
Liabilities in Excess of Other Assets - (9.4)%		(24,528,933)
TOTAL NET ASSETS - 100.0%		$260,548,587

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2021.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2021.
(d)	As of December 31, 2021 the Fund had a significant portion of its assets in the Hotels, Restaurants & Leisure Industry.
(e)	Affiliated security. A schedule of the Fund’s investments in securities of affiliated issuers held during the three months ended December 31, 2021 is set forth below.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors. At December 31, 2021, the market value of these securities total $15,957,138, which represents 6.12% of total net assets.

Issuer Name	Value at September 30, 2021	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at December 31, 2021	Ending Shares
ETFMG Sit Ultra Short ETF	$ 1,243,875	$ -	$ -	$ -	$ (5,652)	$ 466	$ 1,238,223	25,000

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2021, AIEQ, HACK, IPAY, VALT, AWAY, GERM, MJUS, MJ, MJXL, MJIN, SINV, SILX, AWYX, GAMR, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of December 31, 2021, SILJ held two fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2021:

AWAY
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$259,084,167	$-	$-	$259,084,167
Short-Term Investments	1,376,761	-	-	1,376,761
ETFMG Sit Ultra Short ETF**	1,238,223	-	-	1,238,223
Investments Purchased with Securities Lending Collateral*	-	-	-	23,378,369
Total Investments in Securities	$261,699,151	$-	$-	$285,077,520

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.